Significant Accounting Policies	12 Months Ended
Dec. 31, 2025
Significant Accounting Policies
Significant Accounting Policies

Note 1.  Significant Accounting Policies

The accounting policies of Community Bancorp. and Subsidiary (the Company) are in conformity, in all material respects, with U.S. generally accepted accounting principles (U.S. GAAP) and general practices within the banking industry.  The following is a description of the Company’s significant accounting policies.

Basis of presentation and consolidation

In addition to the definitions provided elsewhere in this Annual Report, the definitions, acronyms and abbreviations identified below are used throughout this Annual Report, including these “Notes to Consolidated Financial Statements” and the section labeled “Management’s Discussion and Analysis of Financial Condition and Results of Operations” immediately following. These definitions are intended to aid the reader and provide a reference page when reviewing this Annual Report.

ABS:	Asset backed security	FDICIA:	Federal Deposit Insurance Corporation
ACBB:	Atlantic Community Bankers Bank		Improvement Act of 1991
ACBI:	Atlantic Community Bancshares, Inc.	FHA:	Federal Housing Administration
ACH:	Automated Clearing House	FHLBB:	Federal Home Loan Bank of Boston
ACL:	Allowance for credit losses	FHLMC:	Federal Home Loan Mortgage Corporation
AFS:	Available-for-sale	FLA:	First Loss Account
Agency MBS:	MBS issued by a U.S. government agency	FOMC:	Federal Open Market Committee
	or GSE	FRB:	Federal Reserve Board
ALCO:	Asset Liability Committee	FRBB:	Federal Reserve Bank of Boston
AML:	Anti-money laundering laws	GAAP:	Generally Accepted Accounting Principles
AOCI:	Accumulated other comprehensive income		in the United States
ASC:	Accounting Standards Codification	GSE:	Government sponsored enterprise
ASU:	Accounting Standards Update	HMDA:	Home Mortgage Disclosure Act
ATMs:	Automatic teller machines	HTM:	Held-to-maturity
ATS:	Automatic transfer service	ICS:	Insured Cash Sweeps of the IntraFi Network
Bancorp:	Community Bancorp.	IRS:	Internal Revenue Service
Bank:	Community National Bank	JNE:	Jobs for New England
BHG:	Bankers Healthcare Group	Jr:	Junior
BIC:	Borrower-in-Custody	LIBOR:	London Interbank Offered Rate
Board:	Board of Directors	LLC:	Limited liability corporation
BOLI:	Bank owned life insurance	MBS:	Mortgage-backed security
bp or bps:	Basis point(s)	MPF:	Mortgage Partnership Finance
BSA:	Bank Secrecy Act	MSAs	Metropolitan Statistical Areas
BTFP:	Bank Term Funding Program	MSRs:	Mortgage servicing rights
CBLR:	Community Bank Leverage Ratio	NII:	Net interest income
CDARS:	Certificate of Deposit Accounts Registry	NMTC:	New Markets Tax Credits
	Service of the IntraFi Network	OAS:	Other amortizing security
CDs:	Certificates of deposit	OBS:	Off-balance sheet
CECL:	Current Expected Credit Loss	OCI:	Other comprehensive income (loss)
CEO:	Credit Enhancement Obligation	OFAC:	Office of Foreign Asset Control
CFPB:	Consumer Financial Protection Bureau	OREO:	Other real estate owned
CFSG:	Community Financial Services Group, LLC	OTTI:	Other-than-temporary impairment
CFS Partners:	Community Financial Services Partners, LLC	PMI:	Private mortgage insurance
CME:	CME Group Benchmark Administration Ltd.	PPP:	Paycheck Protection Program
CMO:	Collateralized Mortgage Obligations	QM(s):	Qualified Mortgage(s)
Company:	Community Bancorp. and Subsidiary	RD:	USDA Rural Development
CRA:	Community Reinvestment Act	SBA:	U.S. Small Business Administration
CRE:	Commercial Real Estate	SEC:	U.S. Securities and Exchange Commission
DCF:	Discounted cash flow	SOFR:	Secured Overnight Financing Rate
DDA or DDAs:	Demand Deposit Account(s)	SOX:	Sarbanes-Oxley Act of 2002
DIF:	Deposit Insurance Fund	TILA:	Truth in Lending Act
DTC:	Depository Trust Company	USDA:	U.S. Department of Agriculture
DRIP:	Dividend Reinvestment Plan	VA:	U.S. Veterans Administration
Exchange Act:	Securities Exchange Act of 1934	VIE:	Variable interest entities
FASB:	Financial Accounting Standards Board	2017 Tax Act:	Tax Cut and Jobs Act of 2017
FDIA:	Federal Deposit Insurance Act	2018 Regulatory	Economic Growth, Regulatory Relief and
FDIC:	Federal Deposit Insurance Corporation	Relief Act:	Consumer Protection Act of 2018

The consolidated financial statements include the accounts of the Bancorp. and its wholly-owned subsidiary, the Bank.  All significant intercompany accounts and transactions have been eliminated.  The Company is considered a “smaller reporting company” and a “non-accelerated filer” under the disclosure rules of the SEC.  Accordingly, the Company has elected to provide smaller reporting company scaled disclosures where management deems it appropriate, and to provide its audited consolidated statements of income, comprehensive income, cash flows and changes in shareholders’ equity for a two year, rather than a three year, period.

FASB ASC Topic 810, “Consolidation,” in part, addresses limited purpose trusts formed to issue trust preferred securities.  It also establishes the criteria used to identify VIE, and to determine whether to consolidate a VIE.  In general, ASC Topic 810 provides that the enterprise with the controlling financial interest, known as the primary beneficiary, consolidates the VIE.  In 2007, the Company formed CMTV Statutory Trust I for the purposes of issuing trust preferred securities to unaffiliated parties and investing the proceeds from the issuance thereof and the common securities of the trust in junior subordinated debentures issued by the Company.  The Company is not the primary beneficiary of CMTV Statutory Trust I; accordingly, the trust is not consolidated with the Company for financial reporting purposes.  CMTV Statutory Trust I is considered an affiliate of the Company (see Note 12).

The Company has established an LLC to facilitate its purchase of federal NMTC under an investment structure designed by a local community development entity.  Management has evaluated the Company’s interest in the LLC under the ASC guidance relating to VIEs in light of the overall structure and purpose of the NMTC financing transaction and has concluded that the LLC should not be consolidated in the Company’s financial statements for financial reporting purposes, as the Company is not the primary beneficiary of the NMTC structure, does not exercise control within the overall structure and is not obligated to absorb a majority of any losses of the NMTC structure (see Note 9).

Nature of operations

The Company provides a variety of deposit and lending services to individuals, municipalities, and business customers through its branches, ATMs and telephone, mobile and internet banking capabilities in northern and central Vermont, which is primarily a small business and agricultural area.  The Company also engages in lending activity outside the area of its branch network, through loan production offices in Burlington, Vermont and Lebanon, New Hampshire.  The Company's primary deposit products are checking and savings accounts and certificates of deposit. Its primary lending products are commercial, real estate, municipal and consumer loans.

Concentration of risk

The Company's operations are affected by various risk factors, including interest rate risk, credit risk, and risk from geographic concentration of its deposit taking and lending activities.  Management seeks to manage interest rate risk through various asset/liability management techniques designed to match maturities and repricing of assets and liabilities.  Loan policies and administration are designed to provide assurance that loans will only be granted to creditworthy borrowers, although credit losses are expected to occur because of subjective factors inherent in management’s estimate of credit risk and factors beyond the control of the Company.  While the Company has a diversified loan portfolio by loan type, most of its lending activities are conducted within the geographic area where its banking offices are located. As a result, the Company and its borrowers may be especially vulnerable to the consequences of changes in the local economy in northern and central Vermont or northern New England more generally.  In addition, a substantial portion of the Company's loans are secured by real estate, which is susceptible to a decline in value, especially during times of adverse economic conditions and rising interest rates.

Use of estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  These estimates and assumptions involve inherent uncertainties.  Accordingly, actual results could differ from those estimates and those differences could be material.

Material estimates that are particularly susceptible to significant change include those relating to the determination of the ACL and the valuation of OREO.  In connection with evaluating loans for impairment or assigning the carrying value of OREO, management generally obtains independent evaluations or appraisals for significant properties.  While the ACL and the carrying value of OREO were determined using management's best estimate of probable loan and OREO losses, respectively, as of the balance sheet date, the ultimate collection of a substantial portion of the Company's loan portfolio and the recovery of a substantial portion of the fair value of OREO are susceptible to uncertainties and changes in several factors, especially local real estate market conditions.  The amount of change that is reasonably possible cannot be estimated.

While management uses available information to recognize losses on loans and OREO, future additions to the allowance or write-downs of OREO may be necessary based on changes in local economic conditions or other relevant factors.  In addition, regulatory agencies, as an integral part of their examination process, periodically review the Company's allowance for credit losses on loans and the carrying value of OREO. Such agencies may require the Company to recognize additions to the allowance or write-downs of OREO based on their judgment about information available to them at the time of their examination.

MSRs associated with loans originated and sold in the secondary market, where servicing is retained, are capitalized and included in Other assets in the consolidated balance sheets. MSRs are amortized against non-interest income in proportion to, and over the period of, estimated future net servicing income of the underlying loans.  The value of capitalized servicing rights represents the present estimated value of the future servicing fees arising from the right to service loans for third parties. The carrying value of the MSRs is periodically reviewed for impairment based on management’s estimate of fair value as compared to amortized cost, and impairment, if any, is recognized through a valuation allowance and is recorded as a write down.  Critical accounting policies for MSRs relate to the initial valuation and subsequent impairment tests. The methodology used to determine the valuation of MSRs requires the development and use of estimates, including anticipated principal amortization and prepayments. Events that may significantly affect the estimates used are changes in interest rates and the payment performance of the underlying loans.  On a quarterly basis, management uses a third-party consultant to assist in estimating the fair value of the Company’s MSRs.

Accounting for a business combination that was completed prior to 2009 requires the application of the purchase method of accounting.  Under the purchase method, the Company was required to record the assets and liabilities acquired through the LyndonBank merger in 2007 at fair market value, with the excess of the purchase price over the fair value of the net assets recorded as goodwill and evaluated annually for impairment.  Management uses various assumptions in evaluating goodwill for impairment.

Management utilizes numerous techniques to estimate the carrying value of various other assets held by the Company, including, but not limited to, bank premises and equipment and deferred taxes. The assumptions considered in making these estimates are based on historical experience and on various other factors that are believed by management to be reasonable under the circumstances.  Management acknowledges that the use of different estimates or assumptions could produce different estimates of carrying values.

Presentation of cash flows

For purposes of presentation in the consolidated statements of cash flows, cash and cash equivalents include cash on hand, amounts due from banks (including cash items in process of clearing), federal funds sold (generally purchased and sold for one day periods) and overnight deposits.

Investment securities

Debt securities the Company has purchased with the possible intent to sell before maturity are classified as AFS, and are carried at fair value, with unrealized gains and losses, net of tax and reclassification adjustments, reflected as a net amount in the shareholders’ equity section of the consolidated balance sheets and in the statements of changes in shareholders’ equity. Investment securities transactions are accounted for on a trade date basis.  The specific identification method is used to determine realized gains and losses on sales of debt securities AFS.  Premiums and discounts are recognized in interest income using the interest method over the period to maturity or call date.  As of the balance sheet dates, the Company did not hold any securities purchased for the purpose of selling in the near term and classified as trading or any securities purchased with the positive intent and ability to hold to maturity and classified as HTM.

ACL – AFS Debt Securities: For AFS debt securities in an unrealized loss position, the Company first assesses whether it intends to sell, or it is more likely than not that it will be required to sell, the security before recovery of its amortized cost basis. If either of the criteria regarding intent or requirement to sell is met, the security’s amortized cost basis is written down to fair value through income. For AFS debt securities that do not meet the aforementioned criteria, the Company evaluates whether the decline in fair value has resulted from credit losses or other factors. In making this assessment, management considers the extent to which fair value is less than amortized cost, any changes to the rating of the security by a rating agency, and adverse conditions specifically related to the security, among other factors. If this assessment indicates that a credit loss exists, the present value of cash flows expected to be collected from the security are compared to the amortized cost basis of the security. If the present value of cash flows expected to be collected is less than the amortized cost basis, a credit loss exists and an ACL is recorded for the credit loss, limited by the amount that the fair value is less than the amortized cost basis. Any impairment that has not been recorded through an ACL is recognized in other comprehensive income.

Changes in the ACL on AFS debt securities are recorded as credit loss expense (or reversal). Losses are charged against the allowance when management believes the uncollectibility of an AFS security is confirmed or when either of the criteria regarding intent or requirement to sell is met.

Accrued interest receivable on AFS debt securities which totaled $449,020 and $509,429 on December 31, 2025 and 2024, respectively, was reported in accrued interest receivable on the consolidated balance sheets and is excluded from the estimate of credit losses.

Other investments

In December 2024, the Company made an equity investment in a NMTC financing structure (see Note 9).  The Company’s investment in the NMTC is amortized using the proportional amortization method.

From time to time, the Company acquires partnership interests in limited partnerships for low-income housing projects.  New investments in limited partnerships are amortized using the proportional amortization method.  All investments made before January 1, 2015 are amortized using the effective yield method.

The Company previously held a one-third ownership interest in CFS Partners, which in turn owns 100% of CFSG, a non-depository trust company. Commencing March 1, 2025, the Company’s share of CFS Partners’ net income increased from 33.3% to 50%.   (see Note 9).  The Company's investment in CFS Partners is accounted for under the equity method of accounting and effective July 31, 2025, its membership interest in CFS Partners increased to 50% upon the redemption of all the membership interest of one of the three members.

Restricted equity securities

The Company holds certain restricted equity securities acquired for non-investment purposes and required as a matter of law or as a condition to the receipt of certain financial products and services.  These securities are carried at cost.  As a member of the FRBB, the Company is required to invest in FRBB stock in an amount equal to 6% of the Bank's capital stock and surplus.

As a member of the FHLBB, the Company is required to invest in $100 par value stock of the FHLBB in an amount that approximates 1% of unpaid principal balances on qualifying loans, plus an additional amount to satisfy an activity-based requirement.  The stock is nonmarketable and redeemable at par value, subject to the FHLBB’s right to temporarily suspend such redemptions.  Members are subject to capital calls in some circumstances to ensure compliance with the FHLBB’s capital plan.

To access correspondent banking services from ACBB, the Company is required to invest in a minimum of 20 shares of the common stock of ACBB’s parent company, ACBI.

Loans held-for-sale

Loans originated and intended for sale in the secondary market are carried at the lower of cost or estimated fair value in the aggregate.  Net unrealized losses, if any, are recognized through a valuation allowance by charges to income.

Loans

Loans receivable that management has the intent and ability to hold for the foreseeable future or until maturity or pay-off are reported at their outstanding principal balance, adjusted for any charge-offs, the ACL, loan premiums or discounts for acquired loans and any unearned fees or costs on originated loans.

Loan interest income is accrued daily on the outstanding balances.  For all loan segments, the accrual of interest is discontinued when a loan is delinquent 90 days and management believes, after considering collection efforts and other factors, that the borrower's financial condition is such that collection of interest is doubtful.  Any unpaid interest previously accrued on those loans is reversed from income.  Interest income is generally not recognized unless the likelihood of further loss is considered by management to be remote.  Interest payments received on non-accrual loans are generally applied as a reduction of the loan principal balance.  Loans are returned to accrual status when principal and interest payments are brought current, and the customer has demonstrated the intent and ability to make future payments on a timely basis. Loans are written down or charged off when collection of principal is considered doubtful.

Loan origination and commitment fees and certain direct loan origination costs are deferred, and the net amount is amortized as an adjustment of the related loan's yield.  The Company generally amortizes these amounts over the contractual life of the loans.

Allowance for credit losses under CECL

Effective January 1, 2023, with the adoption of CECL, the Company established the ACL through a provision for credit losses charged to earnings. Credit losses are charged against the allowance when management believes that future payments of a loan balance are unlikely. Subsequent recoveries, if any, are credited to the allowance.

Unsecured loans are charged off when they become uncollectible and no later than 120 days past due.  Unsecured loans to customers who subsequently file bankruptcy, are charged off within 30 days of receipt of the notification of filing or by the end of the month in which the loans become 120 days past due, whichever occurs first.  For secured loans, both residential and commercial, the potential loss on these loans is carried as a loan loss reserve specific allocation; the loss portion is charged off when collection of the full loan appears unlikely.  The unsecured portion of a real estate loan is that portion of the loan exceeding the "fair value" of the collateral less the estimated cost to sell.  The value of the collateral is determined in accordance with the Company’s appraisal policy.  The unsecured portion of a real estate secured loan is charged off by the end of the month in which the loan becomes 180 days past due.

As described below, the allowance consists of general and specific components.  However, the entire allowance is available to absorb losses in the loan portfolio, regardless of general or specific components considered in determining the amount of the allowance.

General component

The general component of the ACL is based on methodologies, inputs, and assumptions utilized to estimate lifetime credit losses when applied to the following loan segments: commercial and industrial, purchased loans, CRE, municipal, residential real estate 1st lien, residential real estate Jr lien and consumer loans. The Company does not disaggregate its portfolio segments further into classes.

The Company utilizes a DCF approach to calculate the expected loss for each portfolio segment. Within the DCF model, probability of default (PD) and loss given default (LGD) assumptions are applied to calculate the expected loss for each segment. PD is management’s estimate of the probability the asset will default within a given timeframe and LGD is management’s estimate of the percentage of assets not expected to be collected due to default. The Company's PD and LGD assumptions may be derived from internal historical default and loss experience or from external data where there are not statistically meaningful loss events for a loan segment, or it does not have default and loss data that covers a full economic cycle.

As of December 31, 2025 and 2024, the primary macroeconomic drivers used within the DCF model included forecasts of civilian unemployment and changes in national gross domestic product (GDP).  Management monitors and assesses its macroeconomic drivers at least annually (generally in the fourth quarter, or more frequently as circumstances warrant) to determine whether they continue to be the most predictive indicator of losses within the Company's loan portfolio, and these macroeconomic drivers may change from time to time.

To determine its reasonable and supportable forecast, management may leverage macroeconomic forecasts obtained from various reputable sources, which may include, but are not limited to, the FOMC forecast and other publicly available forecasts from well recognized, leading economists or firms. The Company's reasonable and supportable forecast period generally ranges from one to three years, depending on the facts and circumstances of the current state of the economy, portfolio segment, and management's judgment of what can be reasonably supported. The model reversion period generally ranges from one to six years, and it also depends on the current state of the economy and management's judgments of such. Management monitors and assesses the forecast and reversion period at least annually, or more frequently as circumstances warrant.  The Company used a one-year forecast and reversion period to calculate the ACL on loans as of December 31, 2025 and 2024.

When the DCF method is used to determine the ACL, management does not adjust the effective interest rate used to discount expected cash flows to incorporate expected prepayments.

Expected credit losses are estimated over the contractual term of the loans. For term loans, the contractual life is calculated based on the maturity date. For commercial revolving loans with no stated maturity date, the contractual life is calculated based on the internal review date. For all other revolving loans, the contractual life is based on either the estimated maturity date or a default date. The contractual term excludes expected extensions, renewals, and modifications.

In calculating the ACL on loans, the contractual life of a loan must be adjusted for prepayments to arrive at expected cash flows. The Company models term loans using an annualized prepayment. When the Company has a specific expectation of differing payment behavior for a given loan, the loan may be evaluated individually. For revolving loans that do not have a principal payment schedule, a curtailment rate is factored into the expected cash flow.

Management has elected to use loss rate methodologies appropriate for each loan segment.  The DCF method was chosen for the commercial and industrial, CRE, residential real estate 1st lien, residential real estate Jr Lien and consumer loans. The DCF model, being periodic in nature, allows for effective incorporation of a reasonable and supportable forecast in a directionally consistent and objective manner.  For the purchased loans segment, a long-term average loss rate is calculated and applied on a quarterly basis for the remaining life of the pool.  Due to the lack of any historical loss data, a manual entry methodology was chosen for the municipal loans given the immaterial nature of the pool when considering prior loss history as well as the inability to reasonably forecast a PD or LGD for the pool.

Qualitative factors are also applied to include the levels of and trends in delinquencies and non-performing loans, levels of and trends in loan risk groups, trends in volumes and terms of loans, effects of any changes in loan related policies, experience, ability and the depth of management, documentation and credit data exception levels, national and local economic trends, external factors such as competition and regulation and lastly, concentrations of credit risk in a variety of areas, including portfolio product mix, the level of loans to individual borrowers and their related interests, loans to industry segments, and the geographic distribution of CRE loans. This evaluation is inherently subjective as it requires estimates that are susceptible to revision as more information becomes available. During the fourth quarter of 2025, after review and analysis, management decreased the qualitative factors for credit management oversight in all loan segments, reflecting a stable level of criticized loans. An analysis of the qualitative score card at year end led to management’s determination that several risk weights should be adjusted. Adjustments to qualitative factors made by management in the fourth quarter of 2025 were made to risk status to reflect seasoned personnel in all portfolios as well as decreases seen for criticized and classified loans in the commercial and industrial and CRE portfolios to reflect a stable level of criticized loans during the fourth quarter.

The qualitative factors are determined based on the various risk characteristics of each loan segment.  The Company has policies, procedures and internal controls that management believes are commensurate with the risk profile of each of these segments.  Major risk characteristics relevant to each portfolio segment are as follows:

Commercial & Industrial – Loans in this segment include commercial and industrial loans and to a lesser extent loans to finance agricultural production. Commercial loans are made to businesses and are generally secured by assets of the business, including trade assets and equipment. While not the primary collateral, in many cases these loans may also be secured by the real estate of the business. Repayment is expected from the cash flows of the business. A weakened economy, soft consumer spending, unfavorable foreign trade conditions and the rising cost of labor or raw materials are examples of issues that can impact credit quality in this segment.

Purchased – Loans in this segment are loans purchased through a loan purchasing program with BHG. BHG originates commercial loans to medical professionals and consumer loans to other professionals nationwide and sells them individually to a secondary market, primarily banks, through a bid process. The Bank has established conservative credit parameters and expects a low risk of default in this portfolio.

Commercial Real Estate – Loans in this segment are principally made to businesses and are generally secured by either owner-occupied, or non-owner occupied CRE. A relatively small portion of this segment includes farm loans secured by farmland and buildings.  As with commercial and industrial loans, repayment of owner-occupied CRE loans is expected from the cash flows of the business and the segment would be impacted by the same risk factors as commercial and industrial loans. The non-owner occupied CRE portion includes both residential and commercial construction loans, vacant land and real estate development loans, multi-family dwelling loans and commercial rental property loans. Repayment of construction loans is expected from permanent financing takeout; the Company generally requires a commitment or eligibility for the take-out financing prior to construction loan origination. Real estate development loans are generally repaid from the sale of the subject real property as the project progresses. Construction and development lending entail additional risks, including the project exceeding budget, not being constructed according to plans, not receiving permits, or the pre-leasing or occupancy rate not meeting expectations. Repayment of multi-family loans and commercial rental property loans is expected from the cash flow generated by rental payments received from the individuals or businesses occupying the real estate. CRE loans are impacted by factors such as competitive market forces, vacancy rates, cap rates, net operating incomes, lease renewals and overall economic demand. In addition, loans in the recreational and tourism sector can be affected by weather conditions, such as unseasonably low winter snowfalls. CRE lending also carries a higher degree of environmental risk than other real estate lending.

Municipal – Loans in this segment are made to local municipalities, attributable to municipal financing transactions and backed by the full faith and credit of town governments or dedicated governmental revenue sources, with no historical losses recognized by the Company. Qualitative factors are not utilized in the manual entry method for municipal loans.

Residential Real Estate - 1st Lien – Loans in this segment are collateralized by first mortgages on 1 – 4 family owner-occupied residential real estate and repayment is dependent on the credit quality of the individual borrower. The overall health of the economy, including unemployment rates and housing prices, has an impact on the credit quality of this segment.

Residential Real Estate – Jr Lien – Loans in this segment are collateralized by junior lien mortgages on 1 – 4 family residential real estate and repayment is primarily dependent on the credit quality of the individual borrower. The overall health of the economy, including unemployment rates and housing prices, has an impact on the credit quality of this segment.

Consumer – Loans in this segment are made to individuals for consumer and household purposes.  This segment includes both loans secured by automobiles and other consumer goods, as well as loans that are unsecured.  This segment also includes overdrafts, which are extensions of credit made to both individuals and businesses to cover temporary shortages in their deposit accounts and are generally unsecured.  The Company maintains policies restricting the size and term of these extensions of credit.  The overall health of the economy, including unemployment rates, has an impact on the credit quality of this segment.

Specific component

Loans that do not share risk characteristics are evaluated on an individual basis. Loans evaluated individually are also not included in the collective evaluation. In general, loans individually evaluated for estimated credit losses include those (i) greater than $100,000 with a nonaccrual status or (ii) have other unique characteristics differing from the portfolio segment. Specific reserves are established when appropriate for such loans based on the present value of expected future cash flows of the loan. However, when management determines that foreclosure is probable or when the borrower is experiencing financial difficulty at the reporting date and repayment is expected to be provided substantially through the operation or sale of the collateral expected credit losses are based on the fair value of the collateral at the reporting date, adjusted for selling costs as appropriate.

Bank premises and equipment

Bank premises and equipment are stated at cost less accumulated depreciation.  Depreciation is computed principally by the straight-line method over the estimated useful lives of the assets.  The cost of assets sold or otherwise disposed of, and the related accumulated depreciation, are eliminated from the accounts and the resulting gains or losses are reflected in the consolidated statements of income.  Maintenance and repairs are charged to current expense as incurred and the cost of major renewals and betterments is capitalized.

Other real estate owned

Real estate properties acquired through or in lieu of loan foreclosure or properties no longer used for bank operations are initially recorded at fair value less estimated selling cost at the date of acquisition, foreclosure or transfer.  Fair value is determined, as appropriate, either by obtaining a current appraisal or evaluation prepared by an independent, qualified appraiser, by obtaining a broker’s market value analysis, and finally, if the Company has limited exposure and limited risk of loss, by the opinion of management as supported by an inspection of the property and its most recent tax valuation.  During periods of declining market values, the Company will generally obtain a new appraisal or evaluation.  Any write-down based on the asset's fair value at the date of acquisition or institution of foreclosure is charged to the ACL. After acquisition through or in lieu of foreclosure, these assets are carried at the lower of their new cost basis or fair value.  Costs of significant property improvements are capitalized, whereas costs relating to holding the property are expensed as incurred.  Appraisals by an independent, qualified appraiser are performed periodically on properties that management deems significant, or evaluations may be performed by management or a qualified third party on OREO properties in the portfolio that are deemed less significant or less vulnerable to market conditions.  Subsequent write-downs are recorded as a charge to other expense.  Gains or losses on the sale of such properties are included in income when the properties are sold.

Intangible assets

Intangible assets include the excess of the purchase price over the fair value of net assets acquired (goodwill) in the Company’s 2007 acquisition of LyndonBank.  Goodwill is not amortizable and is reviewed for impairment annually, or more frequently as events or circumstances warrant.

Income taxes

The Company recognizes income taxes under the asset and liability method.  Under this method, deferred tax assets and liabilities are established for the temporary differences between the accounting bases and the tax bases of the Company's assets and liabilities at enacted tax rates expected to be in effect when the amounts related to such temporary differences are realized or settled.  Adjustments to the Company's deferred tax assets are recognized as deferred income tax expense or benefit based on management's judgments relating to the outcome of such asset.

Mortgage servicing

Servicing assets are recognized as separate assets when rights are acquired through purchase or retained upon the sale of loans.  Capitalized servicing rights are reported in Other assets and initially recorded at fair value and are amortized against non-interest income in proportion to, and over the period of, the estimated future net servicing income of the underlying loans.  Servicing rights are periodically evaluated for impairment, based upon the estimated fair value of the rights as compared to amortized cost.  Impairment is determined by stratifying the rights by predominant characteristics, such as interest rates and terms.  Fair value is determined using prices for similar assets with similar characteristics, when available, or based upon discounted cash flows using market-based assumptions.  Impairment is recognized through a valuation allowance and is recorded as amortization of Other assets, to the extent that estimated fair value is less than the capitalized amount at the valuation date.  Subsequent improvement, if any, in the estimated fair value of impaired MSRs is reflected in a positive valuation adjustment and is recognized in other income up to (but not more than) the amount of the prior impairment.

Pension costs

Pension costs are charged to salaries and employee benefits expense and accrued over the active service period.

Advertising costs

The Company’s advertising costs are expensed as incurred.

Comprehensive income or loss

U.S. GAAP generally requires recognized revenue, expenses, gains and losses to be included in net income.  Certain changes in assets and liabilities, such as the after-tax effect of unrealized gains and losses on available-for-sale securities, are not reflected in the consolidated statement of income, but the cumulative effect of such items from period-to-period is reflected as a separate component of the shareholders’ equity section of the consolidated balance sheet (accumulated other comprehensive income or loss).  Other comprehensive income or loss, along with net income, comprises the Company's total comprehensive income or loss.

Preferred stock

In December 2007, the Company issued 25 shares of fixed-to-floating rate non-cumulative perpetual preferred stock, without par value and having a liquidation preference of $100,000 per share.  There were 0 shares and 15 shares of preferred stock outstanding as of December 31, 2025 and 2024, respectively.  Under the terms of the preferred stock, the Company paid non-cumulative cash dividends quarterly, when, as and if declared by the Board.  Dividends were payable at a variable dividend rate equal to the Wall Street Journal Prime Rate in effect on the first business day of each quarterly dividend period.  A variable rate of 8.50% was in effect for the three quarters dividend payments in 2024, followed by a decrease with a rate of 8.00% in effect for the last quarter of 2024. For the first quarter of 2025 the variable rate decreased to 7.50%, which remained in effect for the next two quarters of 2025. Prior to 2020, the Company had redeemed 10 shares of preferred stock at an aggregate redemption price of $1,000,000 plus accrued dividends.  The Company redeemed the remaining 15 shares at par in November 2025 at an aggregate redemption price of $1,500,000 plus accrued dividends.

Earnings per common share

Earnings per common share amounts are computed based on net income, net of dividends to preferred shareholders, and on the weighted average number of shares of common stock issued during the period, including DRIP shares issuable upon reinvestment of dividends (retroactively adjusted for stock splits and stock dividends, if any) and reduced for shares held in treasury.

The following table illustrates the calculation of earnings per common share for the periods presented, as adjusted for the cash dividends declared on the preferred stock:

Years Ended December 31	2025	2024

Net income, as reported	$16,967,981	$12,764,450
Less: dividends to preferred shareholders	96,591	125,625
Net income available to common shareholders	$16,871,390	$12,638,825
Weighted average number of common shares used in calculating earnings per share	5,602,905	5,553,052
Earnings per common share	$3.01	$2.28

Off-balance-sheet financial instruments

In the ordinary course of business, the Company is a party to off-balance-sheet financial instruments consisting of commitments to extend credit, commercial and municipal letters of credit, standby letters of credit, risk-sharing commitments on residential mortgage loans sold through the FHLBB’s MPF program and certain risk participation agreements.  Such financial instruments are recorded in the consolidated financial statements when they are funded (see Note 17).

Transfers of financial assets

Transfers of financial assets are accounted for as sales when control over the assets has been surrendered.  Control over transferred assets is deemed to be surrendered when (1) the assets have been isolated from the Company, (2) the transferee obtains the right (free of conditions that constrain it from taking advantage of that right) to pledge or exchange the transferred assets, and (3) the Company does not maintain effective control over the transferred assets through an agreement to repurchase them before their maturity.

Segment information

The Company's reportable segment is determined by the Treasurer, who is the designated chief operating decision maker, based upon information provided about the Company's products and services offered, primarily banking operations. The segment is also distinguished by the level of information provided by the chief operating decision maker, who uses such information to review the performance of various components of the business, which are then aggregated if operating performance, products/services, and customers are similar. The chief operating decision maker will evaluate the financial performance of the Company's business components such as by evaluating revenue streams, significant expenses, and budget to actual results in assessing the Company's segment and in the determination of allocating resources. The chief operating decision maker uses revenue streams to evaluate product pricing and significant expenses to assess performance and evaluate return on assets. The chief operating decision maker uses consolidated net income to benchmark the Company against its competitors. The benchmarking analysis coupled with monitoring of budget to actual results are used in assessing performance and in establishing compensation. Loans, investments, and deposit product service fees provide revenues in the banking operation. Interest expense, credit loss expense, and salaries and employee benefits, as reported on the consolidated statements of income, provide the significant expenses in the banking operation. All operations are domestic.

Accounting policies for segments are the same as those described herein. Segment performance is evaluated using consolidated net income. The measure of segment assets is reported on the consolidated balance sheets as total consolidated assets. Noncash items, such as depreciation and amortization, as well as expenditures for premises and equipment, are reported on the consolidated statements of cash flows.